Document and Entity Information	Mar. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2019
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Nov. 01, 2018